Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Interim Financial Information and Reclassifications

Interim Financial Information and Reclassifications

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Condensed Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2012 and related notes thereto as filed on Form 10-K on April 1, 2013.

Basis of Presentation

Basis of Presentation

The accompanying Condensed Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare and our consolidated subsidiaries. Noncontrolling equity interests in three consolidated subsidiaries are reflected as noncontrolling interests in the Condensed Consolidated Financial Statements. We also have noncontrolling partnership interests in one unconsolidated joint venture, which is accounted for under the equity method and one unconsolidated joint venture which is accounted for under the cost method. All significant intercompany amounts have been eliminated.

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. Noncontrolling equity interests in two consolidated subsidiaries are reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

Principles of Consolidation

We consolidate entities where we can exert control. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Reclassifications		Reclassifications Certain items in our consolidated Financial Statements for 2011 have been reclassified to conform to the 2012 presentation.
Use of Estimates

Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable and accounts payable. The carrying values of these financial instruments as of March 31, 2013 and December 31, 2012 are considered to be representative of their fair value due to the short maturity of these instruments.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2012 and 2011 are considered to be representative of their fair value due to the short maturity of these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. No bad debt expense was recorded for the three months ended March 31, 2013 or 2012. There was no allowance for doubtful accounts as of March 31, 2013 or December 31, 2012.

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than one month old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2012 and 2011, respectively, no bad debt expense was recorded. There was no allowance for doubtful accounts as of December 31, 2012 and 2011.

Pre-Development Costs

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Condensed Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Condensed Consolidated Statement of Operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale		Real Estate Held for Sale All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.
Investment in Unconsolidated Affiliates

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Condensed Consolidated Balance Sheets. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Condensed Consolidated Statements of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, we are invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no significant influence or control.

Investment in Unconsolidated Affiliates

We account for our investment in one unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliates” in our Consolidated Balance Sheet. Distributions from this investment that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, or at a minimum each reporting period, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Additionally, during the year ended December 31, 2012, we invested in one unconsolidated affiliate that we account for under the cost method as we have a 1% interest in the affiliate and we have no influence or control.

Revenue Recognition

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of March 31, 2013 and December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2012, we recorded no such adjustment as our development projects subject to the percentage-of completion method were considered substantially complete. As of December 31, 2011, we recorded an asset of $248,874, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

  The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;
  Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and
  We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

Earnings Per Share

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

There was no dilutive effect for the outstanding awards for the three months ended March 31, 2013 and 2012, respectively, as we reported a net loss for both periods.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the year ended December 31, 2012 was 2,487,952 shares. Stock awards to purchase 1,129,979 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the year ended December 31, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for year ended December 31, 2011 was 1,321,049 shares. Stock awards to purchase 1,525,208 shares of our Common Stock were excluded from the calculation of diluted income per share for the year ended December 31, 2011 because their inclusion would have been anti-dilutive.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of March 31, 2013 and December 31, 2012, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of March 31, 2013, we owned 90% of the consolidated partnership, NexCore Real Estate. NexCore Partners Inc. owned the remaining 10% of each entity, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Condensed Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties. Pursuant to these venture agreements, we contributed $1,114,300 for a 1% equity interest which is accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

During the three months ended March 31, 2013, we formed Equity Participation LLC, a limited liability company owned by various officers and employees of ours. Commencing with the formation, Equity Participation LLC has a 1% interest in the operations of NexCore Development LLC, a consolidated subsidiary, which is reflected as “Noncontrolling Interests” in our Condensed Consolidated Financial Statements. See additional discussion in Note 8.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2012 and 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of December 31, 2012, we owned 90% of the consolidated partnership, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10%, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

During the fourth quarter of 2012, we entered into joint venture agreements with an institutional equity partner related to seven properties that were recapitalized by our equity partner. Pursuant to this venture agreement, we contributed $1,114,300 for a 1% equity interest which will be accounted for on a cost basis. We received an additional capital contribution of $238,760 from an unrelated third-party related to their investment in one of the properties, which is reflected as a noncontrolling interest.

Income Taxes

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Stock-Based Compensation

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation such as profits interests to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan. Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Condensed Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate. Profits interests are valued using a probability-weighted valuation model.

Stock-Based Compensation

We may grant stock options, restricted stock and other forms of equity compensation to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan . Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in “General and administrative” expense in our Consolidated Statements of Operations. Options to purchase common stock issued under this plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate.

Comprehensive Income

Comprehensive Loss

We report comprehensive loss in our Condensed Consolidated Statements of Comprehensive Loss. Amounts reported in “Accumulated other comprehensive loss” on our Condensed Consolidated Balance Sheets are related to unrealized gains on interest rate swaps that are considered to be cash flow hedging derivatives.

Comprehensive Income

We report comprehensive income in our Consolidated Statements of Comprehensive Income. Amounts reported in “Accumulated other comprehensive loss” related to unrealized losses on interest rate swaps considered cash flow hedging derivatives.

Recently Adopted Accounting Pronouncements

New Accounting Pronouncement

In February 2013, the FASB issued guidance on reporting of amounts reclassified out of accumulated other comprehensive income (“AOCI”). The guidance requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is applicable for us in the second quarter of fiscal 2013 prospectively, although early adoption is permitted. As the accounting standard will only impact disclosures, the new standard will not have an impact on our financial position, results of operations, or cash flows.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, "Presentation of Comprehensive Income" ("ASU No. 2011-05"), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income ("OCI") by eliminating the option to present components of OCI as part of the statement of changes in stockholders' equity. The amendments in this standard require that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income" ("ASU No. 2011-12"), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.